S-K 1605, De-SPAC Background and Terms	Aug. 28, 2026
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Background of the Business Combination

JATT is a SPAC that was incorporated in January 2026, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The business combination is the result of an extensive search for a potential transaction, whereby JATT evaluated potential targets utilizing JATT’s network and the investing, operating and transaction experience of the Sponsor, JATT’s management team, and members of the JATT Board. The terms of the Business Combination are the result of arm’s-length negotiations between representatives of JATT and representatives of Talawar over the course of approximately nine (9) weeks. The following is a brief discussion of the background of these negotiations, the Business Combination Agreement and Business Combination.

On April 16, 2026, the Registration Statement on Form S-1 for the IPO was declared effective.

On April 20, 2026, JATT completed the sale of 6,000,000 JATT Ordinary Shares in the IPO.

Prior to the consummation of the IPO, neither JATT, nor anyone on its behalf, contacted any prospective target business or held any substantive discussions, formal or otherwise, with respect to a transaction with JATT.

After completion of the IPO, JATT’s officers and directors associated with its network for global advisors, brokers and bankers, commenced an active search for prospective businesses or assets to acquire in its initial business combination. JATT management reviewed self-generated ideas from JATT’s management team, board, and advisory groups; explored ideas with the underwriters from the IPO; considered transactions sourced through various investment banking and advisory firms; and contacted, and were contacted by, a number of individuals and entities with respect to numerous business combination opportunities, including financial advisors and companies in a diverse range of sectors. JATT’s officers and directors and their affiliates and global wide network of advisors actively searched for and brought business combination targets to JATT’s attention. As part of this process, and in connection with the JATT Board’s review of potential business combination opportunities, the JATT Board retained Houlihan Capital pursuant to an engagement letter dated June 10, 2026, to act as its financial advisor and to render a fairness opinion in connection with a potential initial business combination, including with respect to whether the consideration to be issued or paid in any such transaction would be fair, from a financial point of view, to the unaffiliated shareholders of JATT.

In evaluating potential businesses and assets to acquire, JATT, together with the Sponsor and their advisors, surveyed the landscape of potential acquisition opportunities based on their knowledge of, and familiarity with, healthcare and healthcare-related industries, with a primary focus on biotechnology and broader life sciences. JATT’s team of experienced life sciences executives, investors, physicians and entrepreneurs sought to leverage their network of relationships, therapeutic development experience and capital markets expertise to identify and complete an initial business combination with a company that is well positioned to benefit from public-market access and from the operational, strategic and financing support of JATT’s management team and board. JATT’s selection process drew upon the relationships, domain expertise and sourcing capabilities of its management team and directors across the United States, Europe and other key life sciences markets, and JATT was in regular contact with entrepreneurs, physicians, scientists, key opinion leaders, management teams, investors and investment bankers across the healthcare ecosystem. At the time of the IPO, JATT described its general criteria and guidelines in evaluating prospective targets. JATT does not believe that there is a one-size fits-all list of criteria that it can use to evaluate companies. While not exhaustive, JATT detailed the following criteria and guidelines, among other things, that it believes are important in evaluating prospective targets:

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Rigorous science and a differentiated therapeutic or technical rationale;
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Compelling preclinical or clinical data, or a platform with the potential to generate differentiated products addressing meaningful unmet medical needs;
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The potential for data-driven or technology-enabled approaches to improve development speed, decision-making or probability of success;
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Identifiable near- or medium-term milestones that could drive value creation through scientific, clinical, regulatory, strategic or commercial progress;
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Novel technology, know-how or assets protected by robust intellectual property or other durable competitive advantages;
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Platform or portfolio potential that can support repeatable value creation through additional pipeline development or expansion;
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A management team with the experience and judgment to develop, finance, partner and, where appropriate, commercialize its programs as a public company;
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An attractive valuation relative to the quality of the science, data, management team and development opportunity; and
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A business that would benefit from public ownership and access to incremental growth capital.

These criteria are not intended to be an exhaustive list of JATT’s guidelines, or the factors that JATT considered when considering Talawar as a business combination target. Any evaluation relating to the merits of a particular initial business combination, including with respect to Talawar, may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that JATT’s management team and JATT’s Board may deem relevant.

The proposed Business Combination was the result of JATT’s multi-faceted expertise, investing and operating experience, broad network of relationships, and focus on creating transaction opportunities that met JATT’s articulated investment criteria and will be in line with the current investors’ community interest. The terms of the Business Combination Agreement were the result of extensive due diligence and negotiations between JATT and Talawar (and their respective affiliates and advisors).

Since the completion of the IPO, JATT reviewed more than 45 acquisition opportunities across various industries, entered into approximately 4 non-disclosure agreements with potential targets (including Talawar). Such non-disclosure agreements contained customary terms for a special purpose acquisition company and a private company target, including confidentiality provisions and use restrictions for information provided by the target and exceptions to such provisions. Further, such non-disclosure agreements did not contain any standstill or “don’t ask, don’t waive” provisions. JATT had active discussions with approximately 12 or more potential business combination targets, meeting with the management teams of such companies during the latter part of April 2026, with discussions progressing with just over half of those targets.

Prior to JATT’s discussions with Talawar, as part of its active discussions with potential targets, it submitted non-binding letters of intent to the following three potential targets:

JATT’s first potential target, a clinical-stage biotechnology company developing therapies for autoimmune and inflammatory diseases (“Potential Target A”). Discussions between JATT and Potential Target A occurred between April 24, 2026 and May 4, 2026. On April 27, 2026, principals of the JATT management team and Potential Target A held an introductory conference call to discuss the potential mutual benefits of pursuing a merger, and JATT delivered a confidential disclosure agreement and extended a letter of intent to Potential Target A on the same date. Following that call, JATT and Potential Target A had occasional interactions; however, no substantive merger discussions took place, and the parties ceased communications on May 4, 2026.

JATT’s second potential target, a clinical-stage biotechnology company focused on rare disease therapies (“Potential Target B”). Discussions between JATT and Potential Target B occurred between April 20, 2026 and May 18, 2026. On April 30, 2026, Potential Target B was invited to present before the JATT Board. JATT extended a letter of intent to Potential Target B on May 1, 2026. This was followed by a series of ongoing conversations via email and calls with the JATT Board. Following these conversations, JATT and Potential Target B had occasional interactions; however, no substantive merger discussions took place, and the parties ceased communications on May 18, 2026.

JATT’s third potential target, a biotechnology research and development company (“Potential Target C”). Discussions between JATT and Potential Target C occurred between April 24, 2026 and May 29, 2026. On May 8, 2026, principals of the JATT management team and Potential Target C held an introductory conference call to discuss the potential mutual benefits of pursuing a merger. JATT extended a letter of intent to Potential Target C on May 18, 2026. On May 29, 2026, Potential Target C was invited to present a further update to the JATT Board, and communications between JATT and Potential Target C ceased on that same date.

JATT ultimately determined not to proceed with any of the other potential acquisition opportunities, for one or more of the following reasons: (a) JATT did not prevail in or could not preempt a competitive process; (b) JATT could not come to an agreement with the counterparty on the economic terms for a potential transaction; (c) the counterparty decided not to pursue a business combination at that time; or (d) JATT concluded that the target business or the terms of a potential business combination would not be suitable for JATT or its shareholders. Further, following extensive due diligence conducted by JATT’s management and its advisors, and following detailed discussions with Talawar, JATT believed Talawar to be an attractive target business with strong growth prospects and promising longevity.

De-SPAC Transactions, Material Terms [Line Items]
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MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS FOR JATT, HOLDERS OF PUBLIC SHARES AND HOLDERS OF TALAWAR SHARES

Unless the context otherwise requires, references in this section to “we,” “our” and “us” generally refer to JATT prior to the Business Combination.

The following discussion is a summary of the material U.S. federal income tax considerations (i) for U.S. Holders of Public Shares as a result of the Merger, (ii) for U.S. Holders of Public Shares that elect to have their Public Shares redeemed for cash if the Business Combination is completed, (iii) for non-U.S. Holders relating to the ownership and disposition of Post-Closing Company Shares after the Merger, (iv) for JATT as a result of the Merger and (v) for holders of Talawar Shares. This section applies only to holders that hold their Public Shares or Post-Closing Company Shares, as applicable, as “capital assets” for U.S. federal income tax purposes (generally, property held for investment).

This discussion is limited to U.S. federal income tax considerations and does not address estate or any gift tax considerations or considerations arising under the tax laws of any state, local or non-U.S. jurisdiction. Additionally, this discussion does not describe all of the U.S. federal income tax consequences that may be relevant to you in light of your particular circumstances, including the alternative minimum tax provisions of the Code, the special accounting rules under Section 451(b) of the Code, the “Medicare” tax on certain investment income and the different consequences that may apply if you are subject to special rules under U.S. federal income tax law that apply to certain types of investors, such as:

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the Sponsor, the Insiders or any holders of Private Placement Shares;
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dealers or traders in securities that elect to use a mark-to-market method of accounting for their securities holdings;
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tax-exempt organizations, qualified retirement plans, individual retirement accounts or other tax-deferred accounts;
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banks or other financial institutions, underwriters, insurance companies, real estate investment trusts or regulated investment companies;
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U.S. expatriates or former long-term residents of the United States;
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persons that own (directly, indirectly, or by attribution) 5% or more (by vote or value) of the stock of JATT or the Post-Closing Company;
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partnerships or other pass-through entities or arrangements for U.S. federal income tax purposes or beneficial owners of partnerships or other pass-through entities or arrangements;
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persons holding Public Shares or Post-Closing Company Shares as part of a straddle, hedging or conversion transaction, constructive sale, or other arrangement involving more than one position;
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persons whose functional currency is not the U.S. dollar;
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persons that received Public Shares or will hold Post-Closing Company Shares as compensation for services;
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qualified foreign pension funds or entities wholly-owned by one or more qualified foreign pension funds; or
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“specified foreign corporations” (including “controlled foreign corporations”), “passive foreign investment companies” or corporations that accumulate earnings to avoid U.S. federal income tax.

If a partnership (including an entity or arrangement treated as a partnership for U.S. federal income tax purposes) or other pass-through entity holds Public Shares or Post-Closing Company Shares, the tax treatment of a partner or other member in such partnership or other pass-through entity generally will depend upon the status of the partner or other member, the activities of the partnership or other pass-through entity and certain determinations made at the partner or member level. If you are a partner or member of a partnership or other pass-through entity holding Public Shares or Post-Closing Company Shares, you are urged to consult your tax advisor regarding the tax consequences to you of a stock redemption (including the Redemption), the Merger, and/or the ownership and disposition of Post-Closing Company Shares by the partnership or other pass-through entity.

This discussion is based on the Code, the regulations promulgated by the U.S. Treasury Department (“Treasury Regulations”), and judicial and administrative interpretations thereof, all as of the date hereof. All of the foregoing is subject to change, which change could apply retroactively and could affect the tax considerations described herein. JATT has not sought, and does not intend to seek, any rulings from the Internal Revenue Service (the “IRS”) as to any U.S. federal income tax considerations described herein. Accordingly, there can be no assurance that the IRS will not take positions inconsistent with the considerations discussed below or that any such positions would not be sustained by a court.

EACH HOLDER OF PUBLIC SHARES SHOULD CONSULT ITS OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES TO SUCH HOLDER OF THE BUSINESS COMBINATION, THE OWNERSHIP AND DISPOSITION OF POST-CLOSING COMPANY SHARES AND ANY EXERCISE OF SUCH HOLDER’S REDEMPTION RIGHTS WITH RESPECT TO ITS PUBLIC SHARES, AS APPLICABLE, INCLUDING THE APPLICABILITY AND EFFECTS OF U.S. FEDERAL, STATE AND LOCAL AND NON-U.S. TAX LAWS.

U.S. Holders

This section applies to you if you are a U.S. Holder. For purposes of this discussion, a “U.S. Holder” is a beneficial owner of Public Shares or Post-Closing Company Shares, as the case may be, that is, for U.S. federal income tax purposes:

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an individual who is a U.S. citizen or resident of the United States;
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a corporation (including an entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof or the District of Columbia;
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an estate the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or
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a trust (A) the administration of which is subject to the primary supervision of a U.S. court and which has one or more U.S. persons (within the meaning of the Code) who have the authority to control all substantial decisions of the trust or (B) that has in effect a valid election under applicable Treasury Regulations to be treated as a U.S. person.

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Appraisal Rights of JATT Shareholders

The Cayman Act prescribes when shareholder appraisal rights are available and sets limitations on such rights. JATT shareholders will have appraisal rights and dissenter’s rights under Section 238 and 239 of the Cayman Act. Where such rights are available, shareholders are entitled to receive fair value for their shares. However, regardless of whether such rights are or are not available, the Public Shareholders are still entitled to exercise the rights of redemption as set out herein, and the JATT Board has determined that the redemption proceeds payable to shareholders who exercise such redemption rights represent the fair value of those shares.

Section 238. (1) of the Cayman Act provides that a member of a constituent company incorporated thereunder shall be entitled to payment of the fair value of that person’s shares upon dissenting from a merger or consolidation.

Section 239. (1) of the Cayman Act provides that no rights under section 238 of the Cayman Act shall be available in respect of the shares of any class for which an open market exists on a recognized stock exchange or recognized interdealer quotation system at the expiry date of the period allowed for written notice of an election to dissent under section 238(5) of the Cayman Act, provided that such section shall not apply if the holders thereof are required by the terms of a plan of merger or consolidation pursuant to section 233 or 237 of the Cayman Act to accept for such shares anything except: (a) shares of a surviving or consolidated company, or depository receipts in respect thereof; (b) shares of any other company, or depository receipts in respect thereof, which shares or depository receipts at the effective date of the merger or consolidation, are either listed on a national securities exchange or designated as a national market system security on a recognized interdealer quotation system or held of record by more than two thousand holders; (c) cash in lieu of fractional shares or fractional depository receipts described in paragraphs (a) and (b); or (d) any combination of the shares, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in paragraphs (a), (b) and (c).

JATT Shareholders who are considering exercising dissenter’s rights are advised to consult appropriate legal counsel.